Cash and Cash equivalents and restricted cash (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 106,738	$ 141,851
Restricted cash	167	20
Restricted cash, non-current	15,352	15,010
Total	$ 122,257	$ 156,881	$ 140,241	$ 30,226